Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2012
Retail | Fidelity Global Commodity Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Global Commodity Stock Fund/Fidelity Global Commodity Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in securities issued throughout the world.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in stocks of companies principally engaged in the energy, metals, and agriculture group of industries.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in stocks of companies principally engaged in the energy, metals, and agriculture group of industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Commodities Industry Concentration. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.28%	September 30, 2010
Lowest Quarter Return	-24.35%	September 30, 2011
Year-to-Date Return	5.81%	September 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Retail | Fidelity Global Commodity Stock Fund | Class: Fidelity Global Commodity Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
2010	rr_AnnualReturn2010	18.06%
2011	rr_AnnualReturn2011	(18.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Retail | Fidelity Global Commodity Stock Fund | Return Before Taxes | Class: Fidelity Global Commodity Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Global Commodity Stock Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(18.12%)
Life of fund	rr_AverageAnnualReturnSinceInception	13.81%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Retail | Fidelity Global Commodity Stock Fund | Return After Taxes on Distributions | Class: Fidelity Global Commodity Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Global Commodity Stock Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(18.22%)
Life of fund	rr_AverageAnnualReturnSinceInception	13.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Retail | Fidelity Global Commodity Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Global Commodity Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Global Commodity Stock Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(11.68%)
Life of fund	rr_AverageAnnualReturnSinceInception	11.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Retail | Fidelity Global Commodity Stock Fund | MSCI® ACWI® (All Country World Index) Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® ACWI® (All Country World Index) Index
Past 1 year	rr_AverageAnnualReturnYear01	(7.04%)
Life of fund	rr_AverageAnnualReturnSinceInception	16.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Retail | Fidelity Global Commodity Stock Fund | MSCI® ACWI® (All Country World Index) Commodity Producers Sector Capped Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® ACWI® (All Country World Index) Commodity Producers Sector Capped Index
Past 1 year	rr_AverageAnnualReturnYear01	(15.64%)
Life of fund	rr_AverageAnnualReturnSinceInception	14.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009

[1]	held less than 30 days (as a % of amount redeemed)
[2]	From March 25, 2009.